Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	$ (166)	$ (5)	$ (699)
Net actuarial gains (losses) on plan assets	199	166	626
Changes in asset ceiling excluding interest income	1	(28)	(1)
Net remeasurement gains (losses) recognized in OCI	34	133	(74)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	(7)	38	(35)
Net remeasurement gains (losses) recognized in OCI	$ (7)	$ 38	$ (35)